Income Taxes (Reconciliation of Income Tax Expense) (Details) $ in Millions, $ in Millions			12 Months Ended
	Sep. 15, 2021 CAD ($)	Sep. 15, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Income tax expense reconciliation
Canadian statutory federal tax rate			15.00%	15.00%	15.00%
Income tax expense at the Canadian statutory federal tax rate			$ 950	$ 682	$ 814
Income tax expense resulting from:
Provincial and foreign taxes			616	416	551
Income tax adjustments due to rate enactments and tax law changes			0	(141)	(112)
Non-taxable portion of merger termination fee			(116)	0	0
Other			(9)	25	(40)
Income tax expense			1,441	982	1,213
Net cash payments for income taxes			759	353	822
Merger termination fee			$ 886	0	0
Gain on disposals				$ 1	$ 6
Kansas City Southern [Member]
Income tax expense resulting from:
Merger termination fee	$ 886	$ 700